Fair Value Assumptions on Stock Option (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted-average fair value of grant	$ 11.24	$ 8.79	$ 9.73
Risk-free interest rate	1.04%	0.54%	0.54%
Expected volatility	45.65%	50.19%	71.29%
Expected life of options in years	3 years 8 months 16 days	3 years 8 months 9 days	3 years 7 months 24 days
Expected dividend yield	0.00%	0.00%	0.00%